Trade and Other Receivables and Assets (Narrative) (Details) € in Thousands, $ in Thousands	1 Months Ended		11 Months Ended		12 Months Ended
	Nov. 30, 2016 USD ($)	Nov. 30, 2016 EUR (€)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Statement Line Items [Line Items]
Accumulated profit from forward contracts		€ 4,255				€ 497
Proceeds from forward contracts						€ 2,647
Forward contract [Member]
Statement Line Items [Line Items]
Proceeds from forward contracts				€ 1,100
USD [Member]
Statement Line Items [Line Items]
Accumulated profit from forward contracts | $	$ 4,474				$ 597
USD [Member] | Forward contract [Member]
Statement Line Items [Line Items]
Proceeds from forward contracts | $			$ 1,300